ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current
Accounts payable	$ 771	$ 829
Accrued and other liabilities	932	919
Lease liabilities	43	44
Financial liabilities	51	122
Work in progress	347	382
Provisions	120	689
Liabilities associated with assets held for sale	0	5
Total current	2,264	2,990
Non-current
Accounts payable	106	81
Accrued and other liabilities	372	323
Lease liabilities	64	236
Financial liabilities	78	1,266
Work in progress	33	36
Provisions	168	344
Total non-current	$ 821	$ 2,286